Subsequent events (Details) (USD $)	0 Months Ended			1 Months Ended		0 Months Ended		1 Months Ended
	Aug. 08, 2013	Dec. 31, 2011 Collaboration agreement Roche and SMA Foundation	Nov. 30, 2011 Collaboration agreement Roche and SMA Foundation	Dec. 31, 2011 Collaboration agreement Roche and SMA Foundation Sales milestones Maximum	Aug. 31, 2013 Collaboration agreement Roche and SMA Foundation Development event milestones	Dec. 13, 2013 Subsequent event Stock options	Dec. 13, 2013 Subsequent event Executive officers Stock options	Jan. 31, 2014 Subsequent event Collaboration agreement Roche and SMA Foundation Clinical development milestones
Subsequent events
Upfront payment		$ 30,000,000	$ 30,000,000
Milestone payments	10,000,000			460,000,000	10,000,000			7,500,000
Expected compensation cost on modification of awards						$ 600,000
Awards vested during the period on waiver of remaining performance condition (as a percent)							25.00%
Expected vesting percentage							2.0833%